Non-Controlling Interest in Versus LLC	3 Months Ended
Mar. 31, 2023
Non-Controlling Interest in Versus LLC [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 38,268 common shares of the Company and 19,134 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 189 common shares of the Company and 95 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 11,441 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of March 31, 2023 and March 31, 2022 and the three month periods then ended:

	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	296,337	5,250,900
Non-current	2,491,634	2,571,602
	2,787,971	7,822,502

Liabilities
Current	151,311	665,142
Non-current	40,803,631	36,933,902
	40,954,942	37,599,044
Net liabilities	(38,166,971)	(29,776,542)
Non-controlling interest	(6,515,823)	(5,018,761)
Net loss	(733,116)	(3,355,418)
Net loss attributed to non-controlling interest	(132,694)	(773,517)